Operating segments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue by client concentration
Revenue	R$ 2,187,710	R$ 1,444,380	R$ 956,519
Top client
Revenue by client concentration
Revenue	325,505	283,311	190,599
Top 10 clients
Revenue by client concentration
Revenue	R$ 1,079,941	R$ 913,890	R$ 644,722